Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment
					Based On:
	Summary	Compensation	Average Summary	Average Compensation	Total
	Compensation Table	Actually	Compensation Table Total	Actually Paid to	Stockholder	Net
Year	Total for PEO (1)	Paid to PEO (2)	for Non-PEO NEO (1)	Non-PEO NEO (2)	Return (3)	Income/(Loss) (4)
2023	$747,315	$1,123,804	$735,807	$754,663	$167	$(22,287,542)
2022	1,333,423	2,190,786	796,066	820,990	132	(29,019,532)
(1)	Linda Marbán served as our CEO for the entirety of 2023 and 2022. The other NEOs for 2023 and 2022 were Anthony Bergmann and Karen Krasney.
(2)	The SEC’s rules require certain adjustment be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance Table” above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions and no dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date were not otherwise included in the total compensation for the covered fiscal year. In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant. The following tables detail the applicable adjustments that were made to the determine “compensation actually paid” (all amounts are averages for the NEOs other than the PEO).
(3)	Cumulative total shareholder return (“TSR”) assumes an initial investment of $100 on December 31, 2021.
(4)	Net loss attributable to the Company is reflected as reported in the Company’s consolidated financial statements included in our 2023 Annual Report on Form 10-K.

Named Executive Officers, Footnote
(1)	Linda Marbán served as our CEO for the entirety of 2023 and 2022. The other NEOs for 2023 and 2022 were Anthony Bergmann and Karen Krasney.

PEO Total Compensation Amount	$ 747,315	$ 1,333,423
PEO Actually Paid Compensation Amount	$ 1,123,804	2,190,786
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid to PEO:

Year	Summary Compensation Table Total for PEO	Deduct Option Awards (A)	Equity Award Adjustment (B)	Compensation Actually Paid to PEO
2023	$747,315	$466,695	$843,184	$1,123,804
2022	1,333,423	1,051,123	1,908,486	2,190,786
(A)	Represents the amounts reported in the Option Awards column in the Summary Compensation Table for the applicable year.
(B)	Represents the stock award adjustments (deductions and additions) for PEO stock awards for each applicable year calculated as follows:

PEO Equity Award Adjustment:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted during the Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2023	$409,592	$328,818	$111,307	$(6,533)	$843,184
2022	930,816	301,185	328,436	348,049	1,908,486

Non-PEO NEO Average Total Compensation Amount	$ 735,807	796,066
Non-PEO NEO Average Compensation Actually Paid Amount	$ 754,663	820,990
Adjustment to Non-PEO NEO Compensation Footnote

Average Compensation Actually Paid to Non-PEO NEO (all amounts are averages):

Year	Summary Compensation Table Total for Non-PEO NEO	Deduct Option Awards (A)	Equity Award Adjustment (B)	Compensation Actually Paid to Non-PEO NEO
2023	$735,807	$303,946	$322,802	$754,663
2022	796,066	349,225	374,149	820,990
(A)	Represents the amounts reported in the Option Awards column in the Summary Compensation Table for the applicable year.
(B)	Represents the stock award adjustments (deductions and additions) for Non-PEO NEO stock awards for each applicable year calculated as follows:

Average Non-PEO NEO Equity Award Adjustment:

Year	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted during the Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2023	$250,306	$(11,570)	$86,764	$(2,698)	$322,802
2022	309,254	(106,570)	109,127	62,338	374,149

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company TSR

The SEC’s rules require that TSR be presented as a performance measure in the Pay Versus Performance Table above. The graph below shows the relationship between (1) compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs and (2) our cumulative TSR, over the two fiscal years ending December 31, 2023.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Loss

The SEC’s rules require that net loss be presented as a performance measure in the Pay Versus Performance Table above. The graph below shows the relationship between compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs and net loss attributable to the Company over the two fiscal years ending December 31, 2023, as reported in the Company consolidated financial statements.

Total Shareholder Return Amount	$ 167	132
Net Income (Loss)	$ (22,287,542)	(29,019,532)
PEO Name	Linda Marbán
PEO | Deduct Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (466,695)	(1,051,123)
PEO | Total Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	843,184	1,908,486
PEO | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted during the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	409,592	930,816
PEO | Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	328,818	301,185
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	111,307	328,436
PEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,533)	348,049
Non-PEO NEO | Deduct Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(303,946)	(349,225)
Non-PEO NEO | Total Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	322,802	374,149
Non-PEO NEO | Year-End Fair Value of Outstanding and Unvested Equity Awards Granted during the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	250,306	309,254
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,570)	(106,570)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,764	109,127
Non-PEO NEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,698)	$ 62,338